CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred shares available to be designated		9,476,000	9,476,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	7,240,545	7,156,876	4,111,047
Common Stock, Shares, Outstanding	7,239,221	7,155,552	4,109,723
Treasury Stock, Shares	1,324	1,324	1,324
Preferred Stock, Shares Designated	9,446,000	9,446,000
Convertible Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 10	$ 10	$ 10
Temporary Equity, Shares Authorized	500,000	500,000	500,000
Temporary Equity, Shares Issued	0	0	0
Temporary Equity, Shares Outstanding	0	0	0
Preferred stock, conversion price per share	$ 6.30	$ 6.30	$ 6.30
Convertible Series B Preferred Stock [Member]
Preferred Stock, Par Value	$ 1,000	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	15,000	15,000	15,000
Preferred stock, conversion price per share	$ 7	$ 7	$ 7
Preferred Stock, Shares Issued	0	0	851
Preferred Stock, Shares Outstanding	0	0	851
Convertible Series C Preferred Stock [Member]
Preferred Stock, Par Value	$ 1,000	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	5,000	5,000	5,000
Preferred stock, conversion price per share	$ 5.50	$ 5.50	$ 5.50
Preferred Stock, Shares Issued	0	0	2,500
Preferred Stock, Shares Outstanding	0	0	2,500
Convertible Series D Preferred Stock [Member]
Preferred Stock, Par Value	$ 1,000	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	4,000	4,000	4,000
Preferred stock, conversion price per share	$ 3	$ 3	$ 3
Preferred Stock, Shares Issued	1,299	1,299	0
Preferred Stock, Shares Outstanding	1,299	1,299	0
Convertible Series E Preferred Stock [Member]
Preferred Stock, Par Value	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	30,000	30,000
Preferred stock, conversion price per share	$ 3	$ 3
Preferred Stock, Shares Issued	4,000	0
Preferred Stock, Shares Outstanding	4,000	0